Held-to-maturity securities (Details) (Debt securities, USD $)	12 Months Ended
Dec. 31, 2012 item
Debt securities
Held-to-maturity securities
Number of held-to-maturity securities	5
Amortized cost	$ 86,097,191
Amount of unrecognized holding gain	1,026,325
Amount of impairment recognized for held-to-maturity securities	0
Amount of held-to-maturity securities sold	$ 0